ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 29,136	$ 25,857
Non-current	23,410	24,825
Accounts payable and other	$ 52,546	$ 50,682